Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
Foreign Exchange Risk

From time to time, the Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at June 30, 2021, the Partnership was not committed to any foreign currency forward contracts.

The Partnership entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 8), and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2021, 2023 and
2025, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at June 30, 2021.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,200,000	146,500	NIBOR	6.00%	7.72%	(8,667)	0.3
850,000	102,000	NIBOR	4.60%	7.89%	(9,843)	2.2
1,000,000	112,000	NIBOR	5.15%	5.74%	5,806	4.2
					(12,704)

Interest Rate Swap Agreements	As at June 30, 2021, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	186,745	434	4.7	0.7%
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	5,356	(69)	0.1	2.8%
U.S. Dollar-denominated interest rate swaps (ii)(iv)	LIBOR	141,386	(2,682)	3.2	1.4%
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	288,510	(22,915)	2.6	3.6%
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	153,945	(8,814)	5.5	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (v)	EURIBOR	62,945	(4,639)	2.2	3.9%
			(38,685)

(i)Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2021, ranged from 0.60% to 3.25%.
(ii)Principal amount reduces quarterly.
(iii)Principal amount reduces semi-annually.
(iv)These interest rate swaps are subject to mandatory early termination in 2024 whereby the swaps will be settled based on their fair value at that time.
(v)Principal amount reduces monthly.

Classification and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at June 30, 2021
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(63)	(3,077)	(5,673)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	1,363	(2,247)	(12,442)	(16,546)
Cross currency swap agreements	258	5,562	(756)	(10,856)	(6,912)
	258	6,925	(3,066)	(26,375)	(29,131)
As at December 31, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(70)	(3,162)	(9,631)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	(4,823)	(42,329)	(15,453)
Cross currency swap agreements	—	4,505	(701)	(11,434)	(7,887)
	—	4,505	(5,594)	(56,925)	(32,971)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments

	Three Months Ended June 30,
	2021			2020
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(3,925)	1,055	(2,870)	(3,662)	(4,854)	(8,516)

	Six Months Ended June 30,
	2021			2020
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(8,398)	30,158	21,760	(6,573)	(22,375)	(28,948)
Interest rate swap agreement termination	(18,012)	—	(18,012)	—	—	—
Foreign currency forward contracts	—	—	—	(241)	202	(39)
	(26,410)	30,158	3,748	(6,814)	(22,173)	(28,987)
The effect of the (loss) gain on these derivatives on the Partnership's consolidated statements of income is as follows:

	Three Months Ended June 30,
	2021			2020
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(1,293)	(2,262)	(3,555)	(1,430)	45,881	44,451
Cross currency swap agreements maturity	—	—	—	(33,844)	—	(33,844)
	(1,293)	(2,262)	(3,555)	(35,274)	45,881	10,607

	Six Months Ended June 30,
	2021			2020
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(2,638)	2,867	229	(3,247)	(3,659)	(6,906)
Cross currency swap agreements maturity	—	—	—	(33,844)	—	(33,844)
	(2,638)	2,867	229	(37,091)	(3,659)	(40,750)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)	The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended June 30, 2021		Three Months Ended June 30, 2020
Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
(435)	(825)	(1,055)	(482)

Six Months Ended June 30, 2021		Six Months Ended June 30, 2020
Amount of Gain Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
4,040	(1,640)	(10,226)	(634)